Debt (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Carrying value
Fair value of debt
Debt	$ 1,051,863,000	$ 636,961,000	$ 491,600,000
Carrying value | 2019 Notes
Fair value of debt
Debt	551,863,000	551,961,000
Unamortized bond premium		2,000,000
Carrying value | Credit Facilities
Fair value of debt
Debt		85,000,000	391,600,000
Carrying value | Term Loan
Fair value of debt
Debt			100,000,000
Fair value
Fair value of debt
Debt	1,137,875,000	670,643,000	492,804,000
Fair value | 2019 Notes
Fair value of debt
Debt	616,000,000	585,750,000
Fair value | Credit Facilities
Fair value of debt
Debt		84,893,000	392,097,000
Fair value | Term Loan
Fair value of debt
Debt			$ 100,707,000